BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 11.7%
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (LIBOR USD 3 Month + 1.07%),
1.20%, 04/20/33
(a)(b)
............... USD 250 $ 250,061
AIG CLO Ltd., Series 2018-1A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 1.25%,
04/20/32
(a)(b)
.................... 250 249,910
American Express Credit Account Master Trust,
Series 2021-1, Class A, 0.90%, 11/15/26 . 450 446,347
Anchorage Capital CLO 3-R Ltd., Series
2014-3RA, Class A, (LIBOR USD 3 Month +
1.05%), 1.19%, 01/28/31
(a)(b)
......... 250 249,500
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (LIBOR USD 3 Month + 1.16%), 1.29%,
10/25/34
(a)(b)
.................... 250 250,000
Barings CLO Ltd., Series 2019-3A, Class A1R,
(LIBOR USD 3 Month + 1.07%), 1.20%,
04/20/31
(a)(b)
.................... 250 249,751
BDS Ltd., Series 2021-FL10, Class A, (LIBOR
USD 1 Month + 1.35%), 1.45%, 12/18/36
(a)(b)
80 79,975
Beechwood Park CLO Ltd., Series 2019-1A,
Class A1, (LIBOR USD 3 Month + 1.33%),
1.45%, 01/17/33
(a)(b)
............... 250 249,781
CIFC Funding Ltd., Series 2021-5A, Class A,
(LIBOR USD 3 Month + 1.14%), 1.26%,
07/15/34
(a)(b)
.................... 250 249,861
College Ave Student Loans LLC, Series
2021-C, Class A1, (LIBOR USD 1 Month +
0.90%), 0.99%, 07/26/55
(a)(b)
......... 100 100,000
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (LIBOR USD 3
Month + 1.13%), 1.25%, 10/20/34
(a)(b)(c)
.. 250 249,750
GoodLeap Sustainable Home Solutions
Trust, Series 2021-5CS, Class A, 2.31%,
10/20/48
(b)
..................... 97 96,702
Hyundai Auto Receivables Trust, Series 2021-
C, Class A3, 0.74%, 05/15/26 ........ 80 79,449
Loanpal Solar Loan Ltd., Series 2021-1GS,
Class A, 2.29%, 01/20/48
(b)
.......... 159 159,382
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (LIBOR USD 3 Month
+ 1.07%), 1.19%, 07/15/33
(a)(b)
........ 250 249,338
Mosaic Solar Loan Trust
(b)
Series 2017-2A, Class C, 2.00%, 06/22/43 46 46,094
Series 2021-1A, Class A, 1.51%, 12/20/46 120 116,547
Navient Private Education Refi Loan Trust
(b)
Series 2021-CA, Class A, 1.06%, 10/15/69 165 162,888
Series 2021-GA, Class A, 1.58%, 04/15/70 120 119,567
Nelnet Student Loan Trust, Series 2021-DA,
Class AFX, 1.63%, 04/20/62
(b)
........ 146 144,763
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class AR, (LIBOR USD 3
Month + 0.92%), 1.06%, 10/18/30
(a)(b)
... 250 250,000
OHA Loan Funding Ltd., Series 2015-1A,
Class AR3, (LIBOR USD 3 Month + 1.15%),
1.32%, 01/19/37
(a)(b)(c)
.............. 250 250,000
Oportun Issuance Trust, Series 2021-C, Class
A, 2.18%, 10/08/31
(b)
.............. 100 99,368
Palmer Square CLO Ltd., Series 2013-2A,
Class A1A3, (LIBOR USD 3 Month +
1.00%), 1.12%, 10/17/31
(a)(b)
......... 250 249,576
Prodigy Finance DAC, Series 2021-1A, Class
A, (LIBOR USD 1 Month + 1.25%), 1.35%,
07/25/51
(a)(b)
.................... 199 198,626
SoFi Professional Loan Program LLC, Series
2019-A, Class A2FX, 3.69%, 06/15/48
(b)
. 200 204,963
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SoFi Professional Loan Program Trust
(b)
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... USD 99 $ 100,812
Series 2021-B, Class AFX, 1.14%, 02/15/47 152 149,040
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (LIBOR USD 3 Month + 1.06%),
1.22%, 07/20/32
(a)(b)
............... 250 250,000
Trestles CLO V Ltd., Series 2021-5A, Class
A1, (LIBOR USD 3 Month + 1.17%), 1.33%,
10/20/34
(a)(b)
.................... 250 250,000
Total Asset-Backed Securities — 11.7%
(Cost: $5,818,126) .............................. 5,802,051
Corporate Bonds — 34.7%
Aerospace & Defense — 0.2%
(b)
TransDigm, Inc., 6.25%, 03/15/26 ....... 83 86,268
Triumph Group, Inc., 8.88%, 06/01/24 .... 16 17,451
103,719
Airlines — 0.2%
(b)
American Airlines, Inc., 5.50%, 04/20/26 ... 51 53,034
United Airlines, Inc., 4.38%, 04/15/26 ..... 51 53,179
106,213
Auto Components — 0.2%
Clarios Global LP, 6.25%, 05/15/26
(b)
..... 83 86,839
Banks — 9.6%
Banco Bilbao Vizcaya Argentaria SA, 0.38%,
10/02/24
(d)
.................... EUR 100 114,598
Banco Santander SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 1 Year +
0.90%), 1.72%, 09/14/27
(a)
.......... USD 200 196,361
Bank of America Corp.
(a)
(SOFR + 1.46%), 1.49%, 05/19/24 ..... 100 100,724
(SOFR + 0.91%), 0.98%, 09/25/25 ..... 200 197,571
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25 .................... 200 205,413
(SOFR + 0.65%), 1.53%, 12/06/25 ..... 240 240,391
Bank of Nova Scotia (The), 2.00%, 11/15/22 250 253,288
BNP Paribas SA, (EURIBOR 3 Month +
0.80%), 0.38%, 10/14/27
(a)(d)
......... EUR 100 113,005
CaixaBank SA, (EURIBOR 3 Month + 0.85%),
0.38%, 11/18/26
(a)(d)
.............. 100 113,176
Citigroup, Inc.
(a)
(SOFR + 1.67%), 1.68%, 05/15/24 ..... USD 50 50,554
(SOFR + 0.53%), 1.28%, 11/03/25 ..... 35 34,906
(SOFR + 2.84%), 3.11%, 04/08/26 ..... 85 89,108
(SOFR + 0.77%), 1.46%, 06/09/27 ..... 115 113,038
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................ 250 255,394
Danske Bank A/S, (US Treasury Yield Curve
Rate T Note Constant Maturity 1 Year +
1.35%), 1.62%, 09/11/26
(a)(b)
......... 200 197,038
Fifth Third Bancorp, (SOFR + 0.69%), 1.71%,
11/01/27
(a)
.................... 100 98,769
HSBC Holdings plc, (SOFR + 1.40%), 2.63%,
11/07/25
(a)
.................... 200 205,137
Intesa Sanpaolo SpA, 1.50%, 04/10/24
(d)
.. EUR 100 117,491
JPMorgan Chase & Co.
(a)
(LIBOR USD 3 Month + 0.89%), 3.80%,
07/23/24 .................... USD 49 51,066
(SOFR + 0.42%), 0.56%, 02/16/25 ..... 200 197,104
(SOFR + 0.49%), 0.77%, 08/09/25 ..... 200 196,831
(SOFR + 1.85%), 2.08%, 04/22/26 ..... 102 103,527

BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Lloyds Banking Group plc, (EUR Swap Annual
1 Year + 0.85%), 0.50%, 11/12/25
(a)(d)
... EUR 100 $ 114,985
NatWest Group plc
3.88%, 09/12/23 ................. USD 200 208,549
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
.............. 200 203,193
NatWest Markets plc, 3.63%, 09/29/22
(b)
... 250 255,575
Nordea Bank Abp, 1.50%, 09/30/26
(b)
..... 200 196,547
Societe Generale SA, (EURIBOR 3 Month +
1.28%), 0.87%, 09/22/28
(a)(d)
......... EUR 100 114,748
Swedbank AB, 1.54%, 11/16/26
(b)
....... USD 200 198,246
Toronto-Dominion Bank (The)
(SOFR + 0.24%), 0.29%, 01/06/23
(a)
... 100 100,059
1.25%, 12/13/24 ................. 150 150,181
4,786,573
Beverages — 0.3%
Pernod Ricard SA, 4.25%, 07/15/22
(b)
.... 150 152,928
Biotechnology — 1.1%
AbbVie, Inc.
2.90%, 11/06/22 ................. 300 305,527
1.25%, 06/01/24 ................. EUR 100 117,020
2.95%, 11/21/26 ................. USD 135 142,272
564,819
Building Products — 0.6%
Builders FirstSource, Inc., 6.75%, 06/01/27
(b)
10 10,550
Carrier Global Corp., 2.24%, 02/15/25 .... 255 261,115
JELD-WEN, Inc., 4.88%, 12/15/27
(b)
..... 17 17,444
Standard Industries, Inc., 4.75%, 01/15/28
(b)
25 25,813
314,922
Capital Markets — 3.3%
Credit Suisse Group AG
3.57%, 01/09/23
(b)
................ 400 400,113
(EUR Swap Annual 1 Year + 0.77%),
0.65%, 01/14/28
(a)(d)
............. EUR 100 112,704
Deutsche Bank AG, (SOFR + 1.13%), 1.45%,
04/01/25
(a)
.................... USD 150 149,069
Morgan Stanley
(a)
(SOFR + 0.47%), 0.56%, 11/10/23 ..... 200 199,722
(SOFR + 0.56%), 1.16%, 10/21/25 ..... 125 124,013
(SOFR + 1.99%), 2.19%, 04/28/26 ..... 350 356,866
(EURIBOR 3 Month + 0.83%), 1.34%,
10/23/26 .................... EUR 100 118,089
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(a)(b)
.............. USD 200 195,106
1,655,682
Chemicals — 0.9%
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 52 52,260
HB Fuller Co., 4.00%, 02/15/27 ........ 16 16,819
International Flavors & Fragrances, Inc.
1.23%, 10/01/25
(b)
................ 250 244,478
1.80%, 09/25/26 ................. EUR 100 120,517
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
USD 8 8,292
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
17 17,404
459,770
Commercial Services & Supplies — 0.3%
(b)
Allied Universal Holdco LLC, 6.63%, 07/15/26 26 27,279
APX Group, Inc., 6.75%, 02/15/27 ....... 8 8,400
Garda World Security Corp., 4.63%, 02/15/27 18 17,910
GFL Environmental, Inc., 4.00%, 08/01/28 .. 9 8,820
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26 ..................... 8 8,040
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Madison IAQ LLC, 4.13%, 06/30/28 ...... USD 17 $ 17,043
Nielsen Finance LLC, 5.63%, 10/01/28 .... 25 25,812
Prime Security Services Borrower LLC, 6.25%,
01/15/28 ..................... 25 26,063
139,367
Communications Equipment — 0.1%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 25 26,500
CommScope, Inc., 6.00%, 03/01/26
(b)
..... 19 19,570
Nokia OYJ, 4.38%, 06/12/27 .......... 10 10,800
56,870
Consumer Finance — 0.4%
General Motors Financial Co., Inc., 3.50%,
11/07/24 ..................... 100 104,986
OneMain Finance Corp., 7.13%, 03/15/26 .. 15 17,100
SLM Corp., 3.13%, 11/02/26 .......... 9 8,910
Synchrony Financial, 4.50%, 07/23/25 .... 75 81,034
212,030
Containers & Packaging — 0.3%
Ball Corp., 4.88%, 03/15/26 .......... 79 87,019
Crown Americas LLC, 4.25%, 09/30/26 ... 33 35,227
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 25 26,053
148,299
Diversified Financial Services — 0.3%
(b)
Blackstone Private Credit Fund, 3.25%,
03/15/27 ..................... 100 101,033
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 18 18,248
Sabre GLBL, Inc., 9.25%, 04/15/25 ...... 8 9,040
Shift4 Payments LLC, 4.63%, 11/01/26 .... 17 17,612
145,933
Diversified Telecommunication Services — 0.9%
AT&T, Inc.
1.70%, 03/25/26 ................. 50 49,742
1.80%, 09/05/26 ................. EUR 100 120,831
CCO Holdings LLC, 5.13%, 05/01/27
(b)
.... USD 25 25,750
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 17 18,020
Frontier Communications Corp., 5.88%,
10/15/27
(b)
.................... 34 35,955
Level 3 Financing, Inc., 4.25%, 07/01/28
(b)
.. 26 25,740
Lumen Technologies, Inc., 5.13%, 12/15/26
(b)
68 70,763
Switch Ltd., 3.75%, 09/15/28
(b)
......... 26 26,195
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
63 62,103
435,099
Electric Utilities — 1.5%
EDP - Energias de Portugal SA, 1.63%,
04/15/27
(d)
.................... EUR 100 120,806
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... USD 200 194,764
ITC Holdings Corp., 2.70%, 11/15/22 ..... 95 96,475
NextEra Energy Capital Holdings, Inc., 1.88%,
01/15/27 ..................... 180 181,067
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
.................... 17 17,659
NRG Energy, Inc., 5.75%, 01/15/28 ...... 32 33,827
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 84 87,150
731,748
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 10 10,100

BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.1%
Halliburton Co., 3.80%, 11/15/25 ....... USD 50 $ 53,751
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(b)
4.75%, 10/15/27 ................. 17 17,468
3.75%, 01/15/28 ................. 27 26,797
44,265
Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.
2.40%, 03/15/25 ................. 95 97,548
1.60%, 04/15/26 ................. 250 247,442
Crown Castle International Corp.
3.20%, 09/01/24 ................. 50 52,185
1.35%, 07/15/25 ................. 70 69,052
1.05%, 07/15/26 ................. 50 48,286
Equinix, Inc.
1.25%, 07/15/25 ................. 200 196,427
0.25%, 03/15/27 ................. EUR 100 111,659
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... USD 9 9,090
Healthpeak Properties, Inc., 1.35%, 02/01/27 100 97,313
Iron Mountain, Inc., 5.00%, 07/15/28
(b)
.... 25 25,687
RHP Hotel Properties LP, 4.75%, 10/15/27 . 17 17,340
Uniti Group LP, 4.75%, 04/15/28
(b)
....... 27 26,777
VICI Properties LP, 4.25%, 12/01/26
(b)
.... 66 68,737
1,067,543
Food & Staples Retailing — 0.2%
Albertsons Cos., Inc., 5.88%, 02/15/28
(b)
... 41 43,460
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
8 8,566
US Foods, Inc., 6.25%, 04/15/25
(b)
...... 17 17,701
Walmart, Inc., 1.05%, 09/17/26 ........ 45 44,495
114,222
Food Products — 0.2%
Chobani LLC, 4.63%, 11/15/28
(b)
........ 7 7,192
Kraft Heinz Foods Co., 3.88%, 05/15/27 ... 68 73,450
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
33 35,722
116,364
Health Care Equipment & Supplies — 0.1%
(b)
Avantor Funding, Inc., 4.63%, 07/15/28 ... 25 26,063
Hologic, Inc., 4.63%, 02/01/28 ......... 16 16,800
42,863
Health Care Providers & Services — 1.3%
Centene Corp., 2.45%, 07/15/28 ........ 106 104,410
Community Health Systems, Inc., 8.00%,
03/15/26
(b)
.................... 41 43,101
CVS Health Corp., 3.50%, 07/20/22 ...... 115 116,286
Encompass Health Corp., 4.50%, 02/01/28 . 43 44,236
Fresenius SE & Co. KGaA, 0.75%, 01/15/28
(d)
EUR 100 114,757
HCA, Inc.
5.25%, 04/15/25 ................. USD 50 55,310
5.63%, 09/01/28 ................. 52 60,762
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
. 25 25,750
Tenet Healthcare Corp., 5.13%, 11/01/27
(b)
. 59 61,434
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 5 5,219
631,265
Hotels, Restaurants & Leisure — 0.3%
(b)
1011778 BC ULC, 4.38%, 01/15/28 ...... 43 43,860
Cedar Fair LP, 5.50%, 05/01/25 ........ 17 17,595
Hilton Domestic Operating Co., Inc., 5.75%,
05/01/28 ..................... 57 60,900
Six Flags Theme Parks, Inc., 7.00%, 07/01/25 32 34,174
Vail Resorts, Inc., 6.25%, 05/15/25 ...... 6 6,240
162,769
Security
Par (000)
Par (000) Value
Household Durables — 0.2%
DR Horton, Inc., 1.30%, 10/15/26 ....... USD 75 $ 73,235
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 17 17,552
90,787
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 114 119,843
Insurance — 0.3%
(b)
Alliant Holdings Intermediate LLC, 4.25%,
10/15/27 ..................... 88 88,000
NFP Corp., 4.88%, 08/15/28 .......... 69 69,690
157,690
Interactive Media & Services — 0.0%
Twitter, Inc., 3.88%, 12/15/27
(b)
......... 16 16,674
Internet & Direct Marketing Retail — 0.5%
eBay, Inc., 2.75%, 01/30/23 .......... 225 229,969
IT Services — 1.6%
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
18 17,976
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
17 17,297
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 33 34,465
International Business Machines Corp., 0.95%,
05/23/25 ..................... EUR 100 117,152
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... USD 35 34,650
PayPal Holdings, Inc., 2.20%, 09/26/22 ... 550 557,767
Square, Inc., 2.75%, 06/01/26
(b)
........ 26 26,031
805,338
Life Sciences Tools & Services — 0.6%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 34 35,360
Danaher Corp., 2.10%, 09/30/26 ....... EUR 100 123,221
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24 USD 150 149,834
308,415
Machinery — 0.0%
Wabash National Corp., 4.50%, 10/15/28
(b)
. 8 8,080
Media — 0.4%
(b)
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27 ................ 76 78,642
DIRECTV Holdings LLC, 5.88%, 08/15/27 .. 4 4,095
Radiate Holdco LLC, 4.50%, 09/15/26 .... 26 26,260
Sirius XM Radio, Inc., 4.00%, 07/15/28 .... 69 69,385
178,382
Metals & Mining — 0.1%
Steel Dynamics, Inc., 2.40%, 06/15/25 .... 50 51,154
Multi-Utilities — 0.5%
(d)
Engie SA, 1.75%, 03/27/28 ........... EUR 100 122,726
Veolia Environnement SA, 0.00%, 01/14/27 . 100 112,596
235,322
Oil, Gas & Consumable Fuels — 0.3%
Enbridge, Inc., 2.50%, 01/15/25 ........ USD 25 25,691
Eni SpA, 1.00%, 03/14/25
(d)
........... EUR 100 116,920
142,611
Pharmaceuticals — 0.2%
(b)
Catalent Pharma Solutions, Inc., 5.00%,
07/15/27 ..................... USD 43 44,677
P&L Development LLC, 7.75%, 11/15/25 ... 8 8,010
Par Pharmaceutical, Inc., 7.50%, 04/01/27 . 17 17,373
70,060
Professional Services — 0.0%
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 5 4,981

BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.1%
(b)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ USD 16 $ 17,120
Howard Hughes Corp. (The), 5.38%, 08/01/28 24 25,561
42,681
Road & Rail — 0.4%
Penske Truck Leasing Co. LP, 1.20%,
11/15/25
(b)
.................... 40 38,972
Ryder System, Inc., 3.75%, 06/09/23 ..... 110 114,076
Uber Technologies, Inc., 6.25%, 01/15/28
(b)
. 32 34,352
187,400
Semiconductors & Semiconductor Equipment — 1.3%
Broadcom Corp., 3.13%, 01/15/25 ...... 150 156,686
NXP BV
(b)
4.88%, 03/01/24 ................. 150 161,278
2.70%, 05/01/25 ................. 220 227,123
3.88%, 06/18/26 ................. 70 75,438
620,525
Software — 1.4%
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
.................... 35 35,175
Consensus Cloud Solutions, Inc., 6.00%,
10/15/26
(b)
.................... 8 8,321
Open Text Corp., 3.88%, 02/15/28
(b)
..... 26 26,501
Oracle Corp.
2.50%, 10/15/22 ................. 147 149,085
1.65%, 03/25/26 ................. 150 148,840
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 17 17,298
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
25 26,125
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 33 34,155
VMware, Inc.
0.60%, 08/15/23 ................. 120 119,158
1.40%, 08/15/26 ................. 155 152,331
716,989
Specialty Retail — 0.1%
(b)
Specialty Building Products Holdings LLC,
6.38%, 09/30/26 ................ 17 17,817
SRS Distribution, Inc., 4.63%, 07/01/28 ... 51 51,192
69,009
Thrifts & Mortgage Finance — 0.9%
(b)
BPCE SA, 3.00%, 05/22/22 ........... 400 403,798
Enact Holdings, Inc., 6.50%, 08/15/25 .... 16 17,480
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27 ..................... 5 5,208
426,486
Trading Companies & Distributors — 0.5%
Air Lease Corp., 1.88%, 08/17/26 ....... 35 34,421
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
150 145,692
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 16 16,640
WESCO Distribution, Inc., 7.25%, 06/15/28
(b)
31 33,984
230,737
Wireless Telecommunication Services — 0.4%
Sprint Corp., 7.63%, 03/01/26 ......... 44 52,826
T-Mobile USA, Inc.
1.50%, 02/15/26 ................. 110 108,659
2.63%, 04/15/26 ................. 52 52,260
213,745
Total Corporate Bonds — 34.7%
(Cost: $17,372,519) .............................. 17,270,831
Security
Par (000)
Par (000) Value
Foreign Agency Obligations — 0.2%
France — 0.2%
Electricite de France SA, 1.00%
,
10/13/26
(d)
. EUR 100 $ 117,731
Total Foreign Agency Obligations — 0.2%
(Cost: $120,738) ................................ 117,731
Non-Agency Mortgage-Backed Securities — 5.7%
Collateralized Mortgage Obligations — 1.2%
(a)(b)
CSMC Trust, Series 2021-NQM8, Class A1,
1.84%, 10/25/66 ................. USD 100 99,999
Deephaven Residential Mortgage Trust, Series
2021-4, Class A1, 1.93%, 11/25/66 ..... 99 98,622
GCAT Trust, Series 2021-NQM7, Class A1,
1.91%, 08/25/66 ................. 100 99,885
MFA Trust, Series 2021-INV2, Class A1, 1.91%,
11/25/56 ....................... 198 196,246
PRKCM Trust, Series 2021-AFC2, Class A1,
2.07%, 11/25/56 ................. 114 113,525
608,277
Commercial Mortgage-Backed Securities — 4.5%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(b)
300 319,081
245 Park Avenue Trust, Series 2017-245P,
Class A, 3.51%, 06/05/37
(b)
.......... 140 148,138
BAMLL Commercial Mortgage Securities
Trust, Series 2015-200P, Class A, 3.22%,
04/14/33
(b)
..................... 200 208,689
Citigroup Commercial Mortgage Trust, Series
2018-C5, Class A4, 4.23%, 06/10/51
(a)
.. 150 168,708
COMM Mortgage Trust, Series 2015-CR22,
Class A5, 3.31%, 03/10/48 .......... 200 210,238
CSAIL Commercial Mortgage Trust, Series
2016-C5, Class A5, 3.76%, 11/15/48 .... 200 214,040
Grace Trust, Series 2020-GRCE, Class A,
2.35%, 12/10/40
(b)
................ 150 149,735
JPMBB Commercial Mortgage Securities Trust,
Series 2016-C1, Class A5, 3.58%, 03/15/49 191 203,155
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2021-NYAH, Class
A, Series 2021-NYAH, Class A, (LIBOR USD
1 Month + 0.76%), 0.87%, 06/15/38
(a)(b)
.. 200 199,497
MAD Mortgage Trust, Series 2017-330M, Class
A, 3.19%, 08/15/34
(a)(b)
............. 250 252,926
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................ 100 102,328
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4, 3.64%,
12/15/59 ...................... 50 54,022
2,230,557
Total Non-Agency Mortgage-Backed Securities — 5.7%
(Cost: $2,860,501) .............................. 2,838,834
U.S. Government Sponsored Agency Securities — 5.8%
Mortgage-Backed Securities — 5.8%
Government National Mortgage Association
2.50%, 10/20/51 ................. 213 219,652
3.00%, 10/20/51 ................. 1,075 1,131,363
Uniform Mortgage-Backed Securities
2.50%, 11/01/51 ................. 190 196,181
3.00%, 11/01/51 ................. 258 272,838

BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.50%, 11/01/51 ................. USD 964 $ 1,037,867
Total U.S. Government Sponsored Agency Securities — 5.8%
(Cost: $2,846,330) .............................. 2,857,901
U.S. Treasury Obligations — 37.9%
U.S. Treasury Bonds, 1.75%, 08/15/41 .... 610 591,414
U.S. Treasury Notes
0.13%, 10/31/22 - 12/31/22 .......... 12,250 12,228,861
0.63%, 10/15/24 ................. 3,650 3,620,344
0.75%, 11/15/24 ................. 1,300 1,292,687
1.00%, 12/15/24 ................. 1,150 1,151,258
Total U.S. Treasury Obligations — 37.9%
(Cost: $18,921,521) .............................. 18,884,564
Total Long-Term Investments — 96.0%
(Cost: $47,939,735) .............................. 47,771,912
Security
Par (000)
Pa r (000) Value
Short-Term Securities — 3.7%
Foreign Government Obligations — 2.8%
Japan — 2.8%
Japan Treasury Bill, (0.12)%
,
01/20/22
(e)
... JPY 160,000 $ 1,391,006
Total Foreign Government Obligations — 2.8%
(Cost: $1,407,242) .............................. 1,391,006
Shares
Shares
Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(f)(g)
................. 467,870 467,870
Total Money Market Funds — 0.9%
(Cost: $467,870) ................................ 467,870
Total Short-Term Securities — 3.7%
(Cost: $1,875,112) .............................. 1,858,876
Total Investments — 99.7%
(Cost: $49,814,847 ) .............................. 49,630,788
Other Assets Less Liabilities — 0.3% ................... 154,599
Net Assets — 100.0% .............................. $ 49,785,387
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Rates are discount rates or a range of discount rates as of period end.
(f)
Annualized 7-day yield as of period end.
(g)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
10/18/21
(a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(b )
.. $ — $ 467,870 $ — $ — $ — $ 467,870 467,870 $ — $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Sustainable Low Duration Bond Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 102 03/31/22 $ 22,250 $ (41,808)
Short Contracts
Euro- Bobl ............................................................... 11 03/08/22 1,669 10,039
Euro-Bund .............................................................. 1 03/08/22 195 2,769
Euro-Schatz ............................................................. 2 03/08/22 255 305
U.S. Treasury 10 Year Note ................................................... 7 03/22/22 912 (1,006)
U.S. Treasury 10 Year Ultra Note ............................................... 5 03/22/22 731 (10,325)
U.S. Treasury Long Bond .................................................... 2 03/22/22 320 (1,581)
U.S. Treasury Ultra Bond .................................................... 2 03/22/22 392 (6,239)
U.S. Treasury 5 Year Note .................................................... 56 03/31/22 6,769 (24,461)
(30,499)
$ (72,307)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,408,407 JPY 160,000,000 BNP Paribas SA 01/20/22 $ 17,293
USD 2,357,874 EUR 2,082,000 Bank of America NA 03/16/22 (15,929)
$ 1,364
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.37.V1 ................... 5.00 % Quarterly 12/20/26 USD 150 $ (14,055) $ (13,028) $ (1,027)
CDX.NA.IG.37.V1 ................... 1.00 Quarterly 12/20/26 USD 470 (11,638) (10,912) (726)
$ (25,693) $ (23,940) $ (1,753)
Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate

BlackRock Sustainable Low Duration Bond Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 5,302,301 $ 499,750 $ 5,802,051
Corporate Bonds ........................................ — 17,270,831 — 17,270,831
Foreign Agency Obligations ................................. — 117,731 — 117,731
Non-Agency Mortgage-Backed Securities ........................ — 2,838,834 — 2,838,834
U.S. Government Sponsored Agency Securities .................... — 2,857,901 — 2,857,901
U.S. Treasury Obligations ................................... — 18,884,564 — 18,884,564
Short-Term Securities
Foreign Government Obligations .............................. — 1,391,006 — 1,391,006
Money Market Funds ...................................... 467,870 — — 467,870
$ 467,870 $ 48,663,168 $ 499,750 $ 49,630,788
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 17,293 $ — $ 17,293
Interest rate contracts ....................................... 13,113 — — 13,113
Liabilities
Credit contracts ........................................... — (1,753) — (1,753)
Foreign currency exchange contracts ............................ — (15,929) — (15,929)
Interest rate contracts ....................................... (85,420) — — (85,420)
$ (72,307) $ (389) $ — $ (72,696)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock Sustainable Low Duration Bond Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2021
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities Total
Investments
Assets
Opening balance, as of October 18, 2021 .................................................................................. $ — $ —
Transfers into Level 3 ............................................................................................... — —
Transfers out of Level 3 .............................................................................................. — —
Other ......................................................................................................... — —
Accrued discounts/premiums ........................................................................................... — —
Net realized gain .................................................................................................. — —
Net change in unrealized depreciation
(a)
................................................................................... (250) (250)
Purchases ....................................................................................................... 500,000 500,000
Sales .......................................................................................................... — —
Closing balance, as of December 31, 2021 ..................................................................................
$ 499,750 $ 499,750
Net change in unrealized depreciation on investments still held at December 31, 20 21
(a)
....................................................
$ (250) $ (250)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.